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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ John E. Runnells            Summit, New Jersey   November 9, 2007
   -------------------------------    ------------------   ----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          18
                                        --------------------

Form 13F Information Table Value Total:       $182,027
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                   None

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Alsius Corp.                    COM        465707107    2,498   409,480   SH              SOLE        N/A    409,480
Am. Med. Systems                COM        02744M108   17,031 1,004,754   SH              SOLE        N/A  1,004,754
Celgene Corporation             COM        151020104   16,045   225,000   SH              SOLE        N/A    225,000
Endocare Inc.                   COM        29264P104    1,995   234,721   SH              SOLE        N/A    234,721
EV3 Inc.                        COM        26928A200   53,106 3,234,224   SH              SOLE        N/A  3,234,224
Foxhollow Technologies          COM        35166A103      849    32,158   SH              SOLE        N/A     32,158
Johnson & Johnson               COM        478160104    6,398    97,388   SH              SOLE        N/A     97,388
Kensey Nash Corp.               COM        490057106    3,097   118,614   SH              SOLE        N/A    118,614
Kyphon                          COM        510577100   13,359   190,840   SH              SOLE        N/A    190,840
Lifecore Biomedical             COM        532187101   10,830   839,500   SH              SOLE        N/A    839,500
Masimo                          COM        574795100   12,916   503,349   SH              SOLE        N/A    503,349
McKesson                        COM        58155Q103    2,027    34,474   SH              SOLE        N/A     34,474
Metabolix, Inc.                 COM        591018809   10,984   452,768   SH              SOLE        N/A    452,768
Nortel Networks                 COM        656568102      102     5,999   SH              SOLE        N/A      5,999
Orthologic                      COM        68750J107       28    20,000   SH              SOLE        N/A     20,000
Ventana Med.                    COM        92276H106   29,503   343,417   SH              SOLE        N/A    343,417
Westell Technologies            CLA        957541105       24    10,000   SH              SOLE        N/A     10,000
Zix Corp.                       COM        98974P100    1,236   644,010   SH              SOLE        N/A    644,010